ACCOUNTS PAYABLE AND OTHER - Accounts Payable and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current:
Accounts payable	$ 1,819	$ 1,451
Accrued and other liabilities	3,498	2,992
Work in progress	1,637	341
Provisions and decommissioning liabilities	234	81
Total current	7,188	4,865
Non-current:
Accounts payable	97	113
Accrued and other liabilities	1,206	435
Work in progress	71	86
Provisions and decommissioning liabilities (4)	520	139
Total non-current	1,894	773
Bank overdrafts	$ 581	$ 581
Bottom of range
Disclosure of defined benefit plans [line items]
Liability risk rate	1.90%	1.70%
Liability inflation rate	1.90%	1.40%
Top of range
Disclosure of defined benefit plans [line items]
Liability risk rate	8.50%	8.50%
Liability inflation rate	3.00%	2.00%
Defined benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability	$ 500
Current net defined benefit liability	12
Non-current net defined benefit liability	488
Post-retirement benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability	67
Current net defined benefit liability	5
Non-current net defined benefit liability	$ 62